Investments - Schedule of Carrying Amount and Fair Value of Available for Sale Securities (Details) - USD ($) $ in Millions	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fixed maturity securities available for sale:
Carrying Value	$ 1,782	$ 1,816	$ 2,407
Cost Basis	1,788	1,806
Total
Total assets	1,782	2,816	3,108
Cost Basis	1,788	2,630	2,986
Unrealized Gains	10	201	140
Unrealized Losses	(16)	(15)	(18)
U.S. government and agencies
Fixed maturity securities available for sale:
Carrying Value	245	195	117
Cost Basis	247	196	117
Unrealized Gains	0	0	0
Unrealized Losses	(2)	(1)	0
State and political subdivisions
Fixed maturity securities available for sale:
Carrying Value	230	391	615
Cost Basis	227	387	607
Unrealized Gains	3	4	9
Unrealized Losses	0	0	(1)
Corporate debt securities
Fixed maturity securities available for sale:
Carrying Value	1,196	1,117	1,508
Cost Basis	1,201	1,110	1,499
Unrealized Gains	6	11	15
Unrealized Losses	(11)	(4)	(6)
Mortgage-backed/asset-backed securities
Fixed maturity securities available for sale:
Carrying Value	53	56
Cost Basis	53	55
Unrealized Gains	1	1
Unrealized Losses	(1)	0
Foreign government bonds
Fixed maturity securities available for sale:
Carrying Value	58	57	109
Cost Basis	60	58	117
Unrealized Gains	0	1	0
Unrealized Losses	(2)	(2)	(8)
Preferred securities
Available-for-sale equity securities
Carrying Value	316	319	315
Cost Basis		307	312
Unrealized Gains		12	6
Unrealized Losses		0	(3)
Total
Unrealized Gains		12
Equity securities
Available-for-sale equity securities
Carrying Value	$ 677	681	386
Cost Basis		517	278
Unrealized Gains		172	108
Unrealized Losses		$ (8)	$ 0